Average Annual Total Returns - Investor - Vanguard Target Retirement 2065 Fund	Investor Shares 1 Year	Investor Shares Since Inception	Investor Shares Inception Date	Investor Shares Return After Taxes on Distributions 1 Year	Investor Shares Return After Taxes on Distributions Since Inception	Investor Shares Return After Taxes on Distributions Inception Date	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes) Since Inception	MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes) Inception Date	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) Inception Date	Target Retirement 2065 Composite Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Target Retirement 2065 Composite Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Target Retirement 2065 Composite Index (reflects no deduction for fees, expenses, or taxes) Inception Date
Total	16.17%	11.55%	Jul. 12, 2017	15.70%	11.03%	Jul. 12, 2017	9.84%	8.94%	Jul. 12, 2017	21.02%	15.65%	Jul. 12, 2017	7.51%	4.95%	Jul. 12, 2017	17.17%	12.03%	Jul. 12, 2017